Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Statutory Reserve	Non-Controlling Interests	Retained Earnings	Total
Balance at Oct. 31, 2024			$ 150,000	$ 1,712,492	$ (421,542)	$ 705,396	$ 312,483	$ 5,806,881	$ 8,265,710
Balance (in Shares) at Oct. 31, 2024	7,575,000	7,425,000
Net (loss)/income							9,245	165,925	175,170
Foreign currency translation adjustment					(108,280)				(108,280)
Balance at Apr. 30, 2025			150,000	1,712,492	(529,822)	705,396	321,728	5,972,806	8,332,600
Balance (in Shares) at Apr. 30, 2025	7,575,000	7,425,000
Balance at Oct. 31, 2025			166,250	5,972,110	(368,876)	788,123	328,579	5,726,180	12,612,366
Balance (in Shares) at Oct. 31, 2025	9,200,000	7,425,000
Net (loss)/income							(2,504)	610,432	607,928
Appropriated statutory surplus reserves						13,386		(13,386)
Foreign currency translation adjustment					280,847				280,847
Balance at Apr. 30, 2026			$ 166,250	$ 5,972,110	$ (88,029)	$ 801,509	$ 326,075	$ 6,323,226	$ 13,501,141
Balance (in Shares) at Apr. 30, 2026	9,200,000	7,425,000